Inventories - Schedule of Inventories (Details) - USD ($)	Mar. 31, 2017	Feb. 28, 2017	Dec. 31, 2016
Inventories - Schedule Of Inventories Details
Finished goods	$ 41,122	$ 42,068	$ 43,735
Total inventories	$ 41,122	$ 42,068	$ 43,735